UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska     68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 1/31/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Vista Capital Appreciation Fund

January 31, 2013

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

1-877-477-7373

Vista Capital Appreciation Fund
PORTFOLIO REVIEW
January 31, 2013 (Unaudited)

The Fund's performance figures* for the period ending January 31, 2013, compared to its benchmark:

	Six Month Return	One Year Return	Three Year Return	Five Year Return	Since Inception***
Vista Capital Appreciation Fund Class A	13.30%	13.87%	8.39%	2.72%	3.58%
Vista Capital Appreciation Fund Class A With Load	6.83%	7.33%	6.27%	1.52%	2.46%
S&P 500 Total Return Index*	9.91%	16.78%	14.14%	3.97%	2.80%
MSCI EAFE Index**	17.29%	13.49%	3.76%	(3.76)%	(4.39)%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until November 30, 2013, to ensure that the net annual fund operating expenses will not exceed 2.25% subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 4.11%. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-477-7373.

* The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

** The MSCI EAFE Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

*** Inception date is August 14, 2007.

Holdings by Industry		% of Net Assets
Semiconductors		16.1%
Transportation		8.1%
Iron/Steel		6.8%
Mining		6.6%
Retail		6.5%
Healthcare-Products		6.1%
Telecommunications		4.9%
Commercial Services		4.9%
Pharmaceuticals		3.9%
	Diversified Financial Services	3.8%
Other/Cash & Equivalents		32.3%
		100.00%

Vista Capital Appreciation Fund
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)
Shares		Value

	COMMON STOCK - 99.4%
	BANKS - 1.7%
6,000	Bank of America Corp.	$ 67,920

	BIOTECHNOLOGY - 2.2%
2,200	Gilead Sciences, Inc. *	86,790

	BUILDING MATERIALS - 1.7%
2,100	Simpson Manufacturing Co., Inc.	68,082

	CHEMICALS - 2.2%
1,000	Syngenta AG - ADR	86,090

	COAL - 3.1%
7,000	Yanzhou Coal Mining Co. Ltd. - ADR ^	119,840

	COMMERCIAL SERVICES - 4.9%
3,750	Paychex, Inc.	122,362
3,200	Ritchie Bros Auctioneers, Inc.	70,112
		192,474
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
2,550	CME Group, Inc.	147,492

	ELECTRIC - 3.2%
6,030	CPFL Energia SA - ADR ^	124,881

	ELECTRICAL COMPONENTS - 2.9%
2,000	Emerson Electric Co.	114,500

	FOOD - 3.1%
1,700	Nestle SA - ADR	119,544

	HEALTHCARE-PRODUCTS - 6.1%
850	Becton Dickinson and Co.	71,434
3,600	Medtronic, Inc.	167,760
		239,194

See accompanying notes to financial statements

Vista Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)
Shares		Value

	HOUSEHOLD PRODUCTS - 2.0%
1,350	Church & Dwight Co., Inc.	$ 78,016

	IRON/STEEL - 6.8%
11,760	Gerdau SA - ADR	103,841
3,500	Ternium SA - ADR	82,705
4,000	Vale SA - ADR	80,680
		267,226
	METAL FABRICATE/HARDWARE - 2.4%
2,250	Tenaris SA - ADR	94,658

	MINING - 6.6%
1,500	BHP Billiton Ltd. - ADR	118,080
3,600	Southern Copper Corp.	141,804
		259,884
	OIL & GAS - 3.0%
4,400	Statoil ASA - ADR	116,732

	PHARMACEUTICALS - 3.9%
1,300	Questcor Pharmaceuticals, Inc. ^	33,124
3,150	Teva Pharmaceutical Industries Ltd. - ADR	119,669
		152,793
	PIPELINES - 3.5%
2,900	TransCanada Corp.	137,373

	RETAIL - 6.5%
800	Buckle, Inc. ^	37,424
1,400	McDonald's Corp.	133,406
1,200	Wal-Mart Stores, Inc.	83,940
		254,770
	SEMICONDUCTORS - 16.1%
2,230	ASML Holding NV ^	167,451
4,600	Linear Technology Corp.	168,452
2,050	QUALCOMM, Inc.	135,361
9,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	159,660
		630,924

See accompanying notes to financial statements

Vista Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)
Shares		Value

	SOFTWARE - 0.7%
1,000	Statoil ASA - ADR	$ 27,470

	TELECOMMUNICATIONS - 4.9%
2,210	China Mobile Ltd. - ADR	120,887
5,000	Telefonica SA - ADR	71,800
		192,687
	TRANSPORTATION - 8.1%
1,300	Canadian National Railway Co.	124,358
2,500	Expeditors International of Washington, Inc.	107,250
5,000	Ship Finance International Ltd.	84,300
		315,908

	TOTAL COMMON STOCK (Cost $3,064,753)	3,895,248

	SHORT-TERM INVESTMENTS - 0.5%
18,611	Fidelity Institutional Money Market Fund, 0.16%** (Cost $18,611)	18,611

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.9%
505,153	Fidelity Institutional Money Market Fund, 0.16%** (Cost $505,153)	505,153

	TOTAL INVESTMENTS - 112.8% (Cost - $3,588,517) (a)	$ 4,419,012
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.8)%	(502,274)
	TOTAL NET ASSETS - 100.0%	$ 3,916,738

* Non-income producing security.
ADR - American Depositary Receipt
^ A portion of this security is out on loan as of January 31, 2013.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2013.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $3,588,517 and differs from market value by net unrealized appreciation (depreciation of securities as follows:
	Unrealized Appreciation:	$ 891,878
	Unrealized Depreciation:	(61,383)
	Net Unrealized Appreciation:	$ 830,495

See accompanying notes to financial statements

Vista Capital Appreciation Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2013 (Unaudited)

ASSETS
Investment securities:
At cost	$ 3,588,517
At value (Including $490,522 of securities loaned)	$ 4,419,012
Dividends and interest receivable	1,087
Receivable for Securities Lending	167
Prepaid expenses and other assets	5,728
TOTAL ASSETS	4,425,994

LIABILITIES
Securities lending collateral	505,153
Investment advisory fees payable	1,269
Fees payable to other affiliates	788
Distribution (12b-1) fees payable	666
Accrued expenses and other liabilities	1,380
TOTAL LIABILITIES	509,256
NET ASSETS	$ 3,916,738

Composition of Net Assets:
Paid in capital	$ 3,299,859
Undistributed net investment loss	(16,527)
Accumulated net realized loss from security transactions
and foreign currency	(196,562)
Net unrealized appreciation of investments and foreign currency	829,968
NET ASSETS	$ 3,916,738

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 3,916,738
Shares of beneficial interest outstanding (a)	351,428
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)	$ 11.15
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 11.83

(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)	A redemption fee of 2.00% is imposed on shares redeemed within 30 days after they are purchased.

See accompanying notes to financial statements

Vista Capital Appreciation Fund
STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$ 68,199
Securities lending income - net	2,655
Interest	26
Less: Foreign withholding taxes	(1,374)
TOTAL INVESTMENT INCOME	69,506

EXPENSES
Investment advisory fees	26,369
Distribution (12b-1) fees	5,274
Professional fees	9,428
Registration fees	8,280
MFund service fees	4,634
Compliance officer fees	4,418
Insurance expense	2,826
Administrators and related parties fees and expenses	2,767
Custodian fees	1,943
Interest expense	718
Printing and postage expenses	637
Trustees fees and expenses	538
Transfer agent fees	18
Other expenses	565
TOTAL EXPENSES	68,415

Less: Fees waived and expenses reimbursed by the Advisor	(20,349)
NET EXPENSES	48,066

NET INVESTMENT INCOME	21,440

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	262,284
Net realized gain from investments and foreign currency transactions	262,284
Net change in unrealized appreciation (depreciation) on:
Investments	270,407
Foreign currency translations	(521)
Net change in unrealized depreciation on investments and foreign currency translations	269,886

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	532,170

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 553,610

See accompanying notes to financial statements

Vista Capital Appreciation Fund
STATEMENTS OF CHANGES IN NET ASSETS
	For the Six
	Months Ended	For the
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012
FROM OPERATIONS
Net investment income	$ 21,440	$ 94,821
Net realized income (loss) on investments
and foreign currency transactions	262,284	(208,853)
Net change in unrealized appreciation (depreciation) of investments
and foreign currency translations	269,886	(211,208)
Net increase (decrease) in net assets resulting from operations	553,610	(325,240)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(90,635)	(50,412)
From distributions to shareholders	(90,635)	(50,412)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	167,251	135,744
Net asset value of shares issued in reinvestment of distributions	90,611	49,980
Redemption fee proceeds	-	1,499
Payments for shares redeemed	(2,602,056)	(2,006,346)
Net decrease in net assets from shares of beneficial interest	(2,344,194)	(1,819,123)

TOTAL DECREASE IN NET ASSETS	(1,881,219)	(2,194,775)

NET ASSETS
Beginning of Period	5,797,957	7,992,732
End of Period *	$ 3,916,738	$ 5,797,957
*Includes undistributed net investment income (loss) of:	$ (16,527)	$ 52,668

See accompanying notes to financial statements

Vista Capital Appreciation Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	For the Six
	Months Ended	For the
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012
SHARE ACTIVITY
Shares Sold	15,430	14,229
Shares Reinvested	8,413	5,524
Shares Redeemed	(248,223)	(203,054)
Net decrease in shares of beneficial interest outstanding	(224,379)	(183,301)

See accompanying notes to financial statements

Vista Capital Appreciation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

					Class A
	Six Months
	Ended		Year		Year		Year		Year
	January 31, 2013		Ended		Ended		Ended		Ended
	(Unaudited)		July 31, 2012		July 31, 2011		July 31, 2010		July 31, 2009
Net asset value, beginning of period	$ 10.07		$ 10.53		$ 9.25		$ 8.34		$ 10.30	(1)

Activity from investment operations:
Net investment income	0.05	(7)	0.14	(7)	0.10		0.07		0.15
Net realized and unrealized
gain (loss) on investments	1.28		(0.53)		1.28		0.91		(1.91)
Total from investment operations	1.33		(0.39)		1.38		0.98		(1.76)

Less distributions from:
Net investment income	(0.25)		(0.07)		(0.09)		(0.07)		(0.16)
Net realized gains	-		-		-		-		(0.03)
Return of capital	-		-		(0.01)	(10)	-		(0.01)	(10)
Total distributions	(0.25)		(0.07)		(0.10)		(0.07)		(0.20)

Paid-in-Capital from redemption fees	-	(2)	-	(2)	-	(2)	-	(2)	-	(2)
Net asset value, end of period	$ 11.15		$ 10.07		$ 10.53		$ 9.25		$ 8.34

Total return (3)	13.30%	(6)	(3.64)%		14.94%		11.79%		(16.67)%

Net assets, at end of period (000s)	$ 3,917		$ 5,798		$ 7,993		$ 6,210		$ 5,428

Ratio of gross expenses to average
net assets (4)(12)	3.26%	(5)(9)	4.11%		4.10%		4.42%		5.62%
Ratio of net expenses to average
net assets (12)	2.28%	(5)(9)	1.97%	(11)	1.74%		1.87%	(8)	2.00%
Ratio of net investment income
to average net assets (12)	1.02%	(5)	1.43%		0.98%		0.81%		2.27%

Portfolio Turnover Rate	3%	(6)	14%		17%		2%		1%

(1)	The Vista Capital Appreciation Fund Class A shares commenced operations on August 14, 2007.
(2)	Amount represents less than $0.01 per share.
(3)

Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends and capital gain distributions, and does not reflect the impact of sales charges or redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and Predecessor Adviser.
(5)	Annualized for periods less than one full year.
(6) Not annualized.
(7)	Per share amounts calculated using the average shares method.
(8)	Effective May 1, 2010, the Predecessor Adviser agreed to waive fees to maintain fund expenses at 1.49%, excluding 12b-1 fees of 0.25%. Prior to that date, the expense cap was 2.00%.
(9)	Amounts include current interest expense. The ratio of current interest expense to average net assets for the period ended January 31, 2013 was 0.03%.
(10)	This is a temporary book to tax difference due to the tax character of the distributed income.
(11)	Effective December 31, 2011, the Advisor agreed to waive fees to maintain fund expenses at 2.25%, excluding 12b-1 fees of 0.25%. Prior to that date, the expense cap was 1.49%.
(12)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements

Vista Capital Appreciation Fund

NOTES TO FINANCIAL STATEMENTS(Unaudited)

January 31, 2013

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-nine series. These financial statements include the following series: Vista Capital Appreciation Fund (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment advisor is Vista Research and Management, LLC (the “Advisor”)

Vista Capital Appreciation Fund commenced operations on August 14, 2007. The Fund’s investment objective is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ at the NASDAQ Official Closing Price (“NOCP”); (c) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs
(Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Vista Capital Appreciation Fund

NOTES TO FINANCIAL STATEMENTS(Unaudited)(Continued)

January 31, 2013

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of January 31, 2013:

Assets Security Classifications (a)(b)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock	$ 3,895,248	$ -	$ 3,895,248
Short-Term Investments	18,611	-	18,611
Investment of Cash Collateral For Securities Loaned	505,153	-	505,153
Total	$ 4,419,012	$ -	$4,419,012

(a) As of and during the six months ended January 31, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers at the end of the period.

(b) Please refer to the Schedule of Investments for industry classification.

During the six months ended January 31, 2013, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended January 31, 2013, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of January 31, 2013, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax years ended July 31, 2009, July 31, 2010, July 31, 2011 and July 31, 2012) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax return is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements

Vista Capital Appreciation Fund

NOTES TO FINANCIAL STATEMENTS(Unaudited) (Continued)

January 31, 2013

 is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)

Redemption Fees and Sales Charges (loads) - Shareholders of the Fund that redeem within 30 days of purchase will be   assessed a redemption fee of 2.00% of the amount redeemed. A $15 fee may also be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. There were no redemption fees during the period. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund.

i)

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of income earned on invested collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

At January 31, 2013, the market value of securities on loan and the cash collateral value for the loan were as follows:

Market Value	Collateral Value
$ 490,522	$ 505,153

(2)

INVESTMENT TRANSACTIONS

For the six months ended January 31, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 130,804	$ 2,485,101

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment advisor to the Fund pursuant to the terms of the Management Agreement (the “Management Agreement”) effective February 17, 2012. Under the terms of the Management Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Advisor, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Advisor pays expenses incurred by it in connection with acting as investment advisor to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Advisor pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended January 31, 2013, advisory and management fees of $26,369 were incurred by the Fund.

The Advisor and the Fund have entered into an Expense Limitation Agreement, effective February 17, 2012, under which the Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 2.25% for Class A of the Fund’s average daily net assets through December 31, 2013. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended January 31, 2013 the Advisor waived management fees and reimbursed other expenses of $20,349.  As of July 31, 2012, the Advisor may recapture $35,297 of waived management fees no later than January 31, 2015.

The Advisor has retained Bastiat Capital, LLC, to serve as investment Sub-Adviser to the Fund. The Sub-Adviser uses its best judgment to make investment decisions on behalf of the Fund, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. The Sub-Adviser makes its officers and employees available to the Advisor from time to time at reasonable times to review investment policies and to consult with the Advisor regarding the investment affairs of the Fund, and assists the Advisor in marketing the Fund. The Sub- Adviser also votes proxies relating to the Fund’s portfolio securities, and maintains books

Vista Capital Appreciation Fund

NOTES TO FINANCIAL STATEMENTS(Unaudited) (Continued)

January 31, 2013

and records with respect to the securities transactions and renders to the Advisor such periodic and special reports as the Advisor or the Trustees may request. The Sub-Adviser pays all expenses incurred by it in connection with its activities under the sub-advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the Fund. The Sub-Adviser is controlled by Albert J. Meyer, its Managing Member and a portfolio manager of the Fund.

Under the terms of a sub-advisory agreement with the Advisor (the “Sub-Advisory Agreement”), the Sub-Adviser receives a fee from the Advisor (not the Fund) computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s net assets above $20,000,000. For the period ended January 31, 2013, the Sub-Adviser waived its fees from the Advisor in respect of its sub-advisory services to the Fund.

Under the terms of a mutual fund transfer agreement between the Advisor and the Predecessor Adviser, the Predecessor Adviser receives a fee from the Advisor (not the Fund) computed and accrued daily and paid monthly based on the following asset levels:

Average Monthly Assets Payment

Greater than $10 million but less than $15 million 0.03% annually

Greater than $15 million but less than $20 million 0.04% annually

Greater than $20 million but less than $50 million 0.05% annually

Greater than $50 million 0.08% annually

The Trust has entered into a Management Services Agreement (the “Management Services Agreement”) with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended January 31, 2013, the Fund incurred $4,634 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from the Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares. Class A shares are currently paying 0.25% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Fund’s Distributor and Advisor for distribution related expenses.

(4)   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2012	July 31, 2011
Ordinary Income	$ 50,412	$ 80,823
Return of Capital	-	7,088
	$ 50,412	$ 87,911

Vista Capital Appreciation Fund

NOTES TO FINANCIAL STATEMENTS(Unaudited) (Continued)

January 31, 2013

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to $12,472 of allowable foreign tax credits which have been passed through to the Fund’s underlying shareholders.

As of July 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed			Unrealized	Total
Ordinary	Long-Term	Post October	Capital Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 52,668	$ -	$ (211,609)	$ (247,237)	$ 560,082	$ 153,904

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $211,609.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At July 31, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 59,878	$ -	$ 59,878	July 31, 2018
36,623	-	36,623	July 31, 2019
7	150,729	150,736	No Expiration
$ 96,508	$ 150,729	$ 247,237

Permanent book and tax differences primarily attributable to foreign exchanges transactions and adjustments for partnerships, resulted in reclassification for the Fund for the period ended July 31, 2012 as follows: an increase in undistributed net investment income of $2,756 and an increase in accumulated net realized loss from investments and foreign currency transactions of $2,756.

(5)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2013, Brown Brothers Harriman held 63% of the voting securities of the Fund, for the sole benefit of its customers and may be deemed to control the Fund.

(6)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

(7)

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Board Deliberations Regarding Renewal of the Management Agreement with respect to the Vista Capital Appreciation Fund

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously approved the Management Agreement between the Trust, on behalf of the Vista Capital Appreciation Fund (the “Fund”), and Vista Research and Management, LLC (“Vista” or the “Adviser”) at a meeting of the Board of Trustees held on November 29, 2011 (the “Meeting”).  The Board of Trustees of the Trust, including the Independent Trustees, also unanimously approved the Sub-Advisory Agreement between Vista and Bastiat Capital, LLC with respect to the Fund at the Meeting.

In connection with their deliberations regarding approval of the Management Agreement and Sub-Advisory Agreement, the Trustees reviewed a report prepared by the Adviser and Bastiat setting forth, and the adviser’s responses to, a series of questions regarding, among other things, the adviser’s past investment performance, its proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Fund.  The Trustees noted that the Adviser will receive the benefit of 12b-1 fees as a resource for distribution related expenses.

As to the business and the qualifications of the personnel of the Adviser and Bastiat, the Trustees examined a copy of each firm’s registration statement on Form ADV and discussed, in particular, the experience of its fund management personnel.  The Trustees also reviewed the draft Prospectus and Statement of Additional Information for the Fund.  The Trustees considered the Adviser’s and Bastiat’s duties under the terms of its respective Management Agreement or Sub-Advisory Agreement.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the applicable Management Agreement or Sub-Advisory Agreement.

Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  With respect to Vista, the Board considered the performance of the other series of the Trust that the firm advises.  With respect to Bastiat, the Board considered the performance of the Mirzam Capital Appreciation Fund and noted that the fund had outperformed the MSCI EAFE Index for the year-to-date, 1-year and 3-year periods ended November 8, 2011.  The Board also considered the fund’s performance relative to a peer group of similarly managed mutual funds.  Based upon their review, the Trustees concluded that the Adviser and Bastiat have the potential to deliver favorable returns.

As to the costs of the services to be provided and the profits to be realized by the Adviser and Bastiat, the Trustees reviewed each firm’s estimates of its profitability and financial information about the firm.  The Trustees also considered whether the Adviser had agreed to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits.  Based on their review, the Trustees concluded that they were satisfied that the Adviser’s and Bastiat’s expected level of profitability from its relationship with the Fund would not be excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared that fee to management fees paid by funds in a relevant peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in a peer group.  With respect to the Vista Fund, the Board considered that the Fund would pay Vista 1.25% of the Fund’s average daily net assets and that Vista will pay out of its advisory fees, a sub-advisory fee to Bastiat of 0.40% of the Fund’s average daily net assets on assets above $20 million.  The Board noted that the Vista Fund’s proposed management fee and expense ratio were at the higher end of the range of fees and expenses of funds in the Fund’s peer group, but in line with or lower than certain funds in the peer group.

Following the discussion, the Trustees concluded that the Fund’s proposed management fee and/or sub-advisory fee was acceptable in light of the quality of services the Fund expects to receive from its Adviser or Bastiat and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for an adviser to share the economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund the its shareholders.

Vista Capital Appreciation Fund

EXPENSE EXAMPLES (Unaudited)

January 31, 2013

As a shareholder of the Vista Capital Appreciation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Vista Capital Appreciation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 through January 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Vista Capital Appreciation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period* 8/1/12 – 1/31/13
Class A	$1,000.00	$1,133.00	$12.10

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period* 8/1/12 – 1/31/13
Class A	$1,000.00	$1,013.86	$11.42

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 2.25%, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Mutual Fund Series Trust

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

ADVISOR

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: April 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: April 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: April 10, 2013